MONEY MARKET OBLIGATIONS TRUST
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                  March 1, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549
     RE: MONEY MARKET OBLIGATIONS TRUST(the "Trust")
            Alabama Municipal Cash Trust
            Arizona Municipal Cash Trust
            California Municipal Cash Trust
            Connecticut Municipal Cash Trust
            Federated Tax-Free Trust
            Florida Municipal Cash Trust
            Georgia Municipal Cash Trust
            Massachusetts Municipal Cash Trust
            Maryland Municipal Cash Trust
            Michigan Municipal Cash Trust
            Minnesota Municipal Cash Trust
            New Jersey Municipal Cash Trust
            New York Municipal Cash Trust
            North Carolina Municipal Cash Trust
            Ohio Municipal Cash Trust
            Pennsylvania Municipal Cash Trust
            Virginia Municipal Cash Trust
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

     Dear Sir or Madam: Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 77 on February 25, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary